Debt - Tender Offer and Notes Redemption - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended		3 Months Ended									12 Months Ended
	Apr. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Mar. 14, 2018
Debt Instrument [Line Items]
Loss on extinguishment of debt			$ 0	$ 0	$ (4)	$ 0	$ (3)	$ 0	$ (7)	$ (23)	$ (1)	$ (7)	$ (31)	$ (35)
Acquisition Corp.
Debt Instrument [Line Items]
Face or principal amount of debt instrument			$ 3,010	$ 2,998				$ 2,851				$ 2,998	$ 2,851
6.750% Senior Notes due 2022
Debt Instrument [Line Items]
Face or principal amount of debt instrument															$ 523
Loss on extinguishment of debt	$ 5	$ 23
Interest rate				6.75%				6.75%				6.75%	6.75%	6.75%	6.75%
6.750% Senior Notes due 2022 | Acquisition Corp.
Debt Instrument [Line Items]
Face or principal amount of debt instrument															$ 112
Redemption deposit															$ 119
Interest rate															6.75%